SEGMENT (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss

The Group’s CODM is regularly provided with the following disaggregated expense information included in the consolidated statements of comprehensive loss:

	Six Months Ended, June 30
	2026			2025
	NovaBridge	Visara	Total	NovaBridge
Segment revenue	$—	$—	$—	$—
Less:
Segment research and development expenses:
Direct clinical development expenses	7,925	54	7,979	189
GIVA	7,925	—	7,925	202
Other oncology	—	—	—	(13)
Employee-related expenses	3,408	1,340	4,748	2,775
Other research and development expenses(1)	1,040	562	1,602	1,107
Segment administrative expenses(2)	23,135	3,281	26,416	8,309
Other segment items(3)	(2,832)	(45)	(2,877)	(3,726)
Segment net loss	$(32,676)	$(5,192)	$(37,868)	$(8,654)

Cash and cash equivalents	$165,464	$25,173	$190,637	$165,404

(1)
Other research and development expenses include R&D services and other R&D overhead expenses.
(2)
Segment administrative expenses includes administrative employee benefit and other overhead expenses, and professional service fees.
(3)
Other segment items include interest income, foreign currency exchange gains and losses, gains on the sale of equity securities, and amortization and depreciation expense and other overhead expenses.